Trade receivables and others	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade receivables and others
Trade receivables and others are analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Other receivables (1)	108,585	544	741
Accrued receivables excluding rebates related to capital expenditures	5,539	691	—
Research tax credit(2)	13,503	—	—
Other tax credits	538	333	333
Prepaid expenses	4,211	5,403	6,833
VAT refund	2,807	1,995	2,208
Trade account receivables	2,522	2,816	10,585
Prepayments made to suppliers	1,264	197	1,114
Refund to be received	43	—	—
Rebate related to capital expenditures(3)	13,100	6,762	—
Receivables and others - current	152,112	18,741	21,815
Research tax credit(2)	—	16,737	29,821
Receivables and others - non-current	—	16,737	29,821
Trade receivables and others - excluding rebates related to capital expenditures	139,012	28,716	51,635
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(1)“Other receivables” as of December 31, 2018, mainly related to AstraZeneca as a result of the exercise of the monalizumab exclusive license option ($100,000 thousand or €87,655 thousand) and option granted on IPH5201 ($24,000 thousand or €20,961 thousand). These amounts were paid in the first quarter of 2019, see Note 1.1.a and Note 1.1.c for agreements description.
(2)In accordance with the principles described in Note 2.u, the research tax credit (Crédit d’Impôt Recherche or “CIR”) is recognized as other operating income in the year to which the eligible research expenditure relates. The Company obtained the repayment of the CIR for the tax year 2018 in the amount of €13,503 thousand in July 2019. The CIR for the tax years 2019 and 2020 amounted respectively to 16,737 thousands and €13,084 thousand . Following the fact that the Company no longer meets the eligibility criteria for the SME status as of December 31, 2019, the CIR for the tax years 2019 and 2020 will in principle be offset against the French corporate income tax due by the company with respect to the three following years, or refunded if necessary upon expiry of such a period (see note 2.u).
(3)The rebate refers to a definitive rebate of $7,580 thousand as of December 31, 2019 ($15,000 thousand as of December 31, 2018) granted by AstraZeneca in connection with the acquisition of Lumoxiti rights. This amount was paid to the Company in April 2020 for an amount of € 6,975 thousand. This decrease of $7,420 thousand (€6,455 thousand) was based on the final cost figures for the 2019 financial year for Lumoxiti and invoiced by AstraZeneca. The carrying amount of the intangible asset has been adjusted accordingly (see note 6).
Trade receivables and others have payment terms of less than one year. No valuation allowance was recognized on trade receivables and others as the credit risk of each of debtors was considered as not significant.